Deferred Revenue - Summary of Contract Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities [abstract]
Non-current	¥ 86	¥ 78
Current	1,834	1,608
Contract liabilities	¥ 1,920	¥ 1,686